Other investments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Other investments	Other investments

				$ million
		2024		2023
	Current	Non-current	Current	Non-current
Equity investments[a]	—	1,095	—	1,177
Contingent consideration	55	136	754	939
Other	110	61	89	73
	165	1,292	843	2,189
aThe majority of equity investments are unlisted.
Unlisted equity investments are measured using observable recent market prices where available. The majority of investments are measured using models with inputs that may include recent share price data, discounted future cash flows and other available active market pricing data using the maximum available market information and bp’s understanding of the associated company’s performance and prospects. Contingent consideration relates to amounts arising on disposals which are financial assets classified as measured at fair value through profit or loss. The contingent consideration in 2023 principally relates to the disposal of our Alaskan business. On 4 October 2024, bp completed the sale of this contingent consideration.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2024	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	1,431	—	1,457
Loans		1,807	377	—	2,184
Trade and other receivables	20	27,148	—	—	27,148
Derivative financial instruments	30	—	21,226	—	21,226
Cash and cash equivalents	25	32,547	6,657	—	39,204
Financial liabilities
Trade and other payables	22	(61,298)	—	—	(61,298)
Derivative financial instruments	30	—	(20,224)	(2,655)	(22,879)
Accruals		(7,397)	—	—	(7,397)
Lease liabilities	28	(12,000)	—	—	(12,000)
Finance debt	26	(59,547)	—	—	(59,547)
		(78,714)	9,467	(2,655)	(71,902)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2023	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	3,006	—	3,032
Loans		1,725	457	—	2,182
Trade and other receivables	20	31,354	—	—	31,354
Derivative financial instruments	30	—	22,444	119	22,563
Cash and cash equivalents	25	27,804	5,226	—	33,030
Financial liabilities
Trade and other payables	22	(65,516)	—	—	(65,516)
Derivative financial instruments	30	—	(13,545)	(2,107)	(15,652)
Accruals		(7,837)	—	—	(7,837)
Lease liabilities	28	(11,121)	—	—	(11,121)
Finance debt	26	(51,954)	—	—	(51,954)
		(75,519)	17,588	(1,988)	(59,919)